SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Trade and other payable
Borrowings	$ (48,230,663)	$ (76,785,857)
Total	31,318,938	27,931,023
Parent company
Trade and other payable
Trade payables	(182,812)	(193,718)
Parent companies and related parties to Parent
Trade and other payable
Trade payables	(182,812)	(193,718)
Loans payables	(9,697,715)	(9,578,921)
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(270,909)	(436,493)
Shareholders and other other related parties
Trade and other payable
Trade payables	(53,661)	(52,864)
Joint ventures
Trade and other payable
Trade payables	$ (21,113,841)	$ (17,669,027)